Note 8 - Exceptional Items - Exceptional Items Included in the Income Statement (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Costs arising from business combinations		R$ 0.0	R$ (18.2)	R$ 0.0
COVID-19 impacts (ii)	[1]	(134.3)	(263.2)	0.0
Restructuring (i)	[2]	(165.4)	(146.5)	(101.8)
State amnesty (iii)	[3]	0.0	0.0	(290.1)
Effect of application of IAS 29 (hyperinflation)		(11.1)	(9.3)	(5.3)
Stella Recall		0.0	(14.8)	0.0
Distribution agreement (iv)	[4]	(82.0)	0.0	0.0
Total		R$ (392.8)	R$ (452.0)	R$ (397.2)

[1]	COVID-19 expenses refer to (a) additional administrative expenses to ensure the safety of the Company’s people (increased frequency of cleaning at the Company’s facilities,providing alcohol gel and masks for our employees); (b) donations; (c) Company initiatives providing support for some customer ecosystems, which were necessary due to the COVID-19pandemic.
[2]	The restructuring expenses primarily related to centralized projects and resizing in the Latin America CAC and Brazil
[3]	The payment by Ambev of the Amnesty in the State of Mato Grosso is required by the Brazilian government for in order to continue to receive tax incentives, according to Complementary Law No. 160/17, regulated by the complementary law of the State of Mato Grosso No. 631/19.
[4]	Refers to distribution agreement with our strategic partner in Guatemala.